Loans and Advances to Customers	6 Months Ended
Jun. 30, 2020
Net Loans and Advances to Customers [Abstract]
Loans and Advances to Customers
10. LOANS AND ADVANCES TO CUSTOMERS

	30 June 2020	31 December 2019
	£m	£m
Loans and advances to customers	212,318	208,344
Credit impairment loss allowances on loans and advances to customers	(1,106)	(785)
RV and voluntary termination provisions on finance leases	(56)	(61)
Net loans and advances to customers	211,156	207,498

For movements in expected credit losses, see the Credit risk section of the Risk review.